Statement of Cash Flows	6 Months Ended
	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)
Cash (used in)/generated from operations
Cash (used in)/generated from operations	£ (1,166,170)	£ (1,763,850)
Net cash (used in)/generated from operating activities	(1,166,170)	(1,763,850)
Cash flows from investing activities
Capital expenditure on PPE	(64,688)	(4,904)
Capital expenditure on intangibles	(3,059,269)	(653,251)
Net cash used in investing activities	(3,123,957)	(658,155)
Cash flows from financing activities
Repayment of borrowings	800,000	0
Proceeds from borrowings	10,500,000	500,000
Net cash generated from financing activities	9,700,000	500,000
Net increase/(decrease) in cash and cash equivalents	5,409,873
Cash and cash equivalents at beginning of period	150,616	3,420,730
Cash and cash equivalents at end of period	£ 5,560,489	£ 1,498,725